Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 49.8%
Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)(1)	9,981	$ 1,485,572
Huntington Ingalls Industries, Inc.	2,737	582,269
L3Harris Technologies, Inc.	8,081	1,876,893
Raytheon Technologies Corp.	24,180	2,294,924
		$ 6,239,658
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	8,710	$ 862,900
United Parcel Service, Inc., Class B	3,052	549,299
		$ 1,412,199
Airlines — 0.1%
Alaska Air Group, Inc.(1)	21,412	$ 1,164,599
		$ 1,164,599
Auto Components — 0.1%
BorgWarner, Inc.	14,972	$ 551,419
		$ 551,419
Automobiles — 1.1%
Tesla, Inc.(1)	10,769	$ 9,377,214
		$ 9,377,214
Banks — 2.0%
Bank of America Corp.	121,030	$ 4,318,350
Citigroup, Inc.	34,079	1,642,949
Fifth Third Bancorp	30,206	1,133,631
Huntington Bancshares, Inc.	62,582	822,953
JPMorgan Chase & Co.	43,621	5,206,603
KeyCorp	61,309	1,183,877
M&T Bank Corp.	526	87,653
Regions Financial Corp.	63,482	1,315,347
Wells Fargo & Co.	40,702	1,775,828
		$ 17,487,191
Beverages — 0.9%
Brown-Forman Corp., Class B	3,806	$ 256,676
Coca-Cola Co. (The)	55,595	3,591,993
PepsiCo, Inc.	22,939	3,938,856
		$ 7,787,525
Security	Shares	Value
Biotechnology — 0.8%
AbbVie, Inc.	30,102	$ 4,421,382
Amgen, Inc.	8,146	1,899,566
Moderna, Inc.(1)	3,913	525,946
		$ 6,846,894
Building Products — 0.2%
A.O. Smith Corp.	16,936	$ 989,570
Carrier Global Corp.	20,581	787,635
		$ 1,777,205
Capital Markets — 1.4%
Ameriprise Financial, Inc.	5,539	$ 1,470,549
CME Group, Inc.	8,132	1,783,673
Goldman Sachs Group, Inc. (The)	6,404	1,956,358
Invesco, Ltd.	97,310	1,788,558
Nasdaq, Inc.	8,684	1,366,601
S&P Global, Inc.	5,870	2,210,055
State Street Corp.	17,399	1,165,211
		$ 11,741,005
Chemicals — 0.9%
Celanese Corp.	3,082	$ 452,869
CF Industries Holdings, Inc.	13,525	1,309,626
FMC Corp.	4,260	564,620
Linde PLC	10,471	3,266,533
Sherwin-Williams Co. (The)	7,133	1,961,290
		$ 7,554,938
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	12,257	$ 1,645,747
		$ 1,645,747
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	5,360	$ 619,455
Cisco Systems, Inc.	65,487	3,207,553
F5, Inc.(1)	6,035	1,010,320
		$ 4,837,328
Construction & Engineering — 0.1%
Quanta Services, Inc.	10,378	$ 1,203,640
		$ 1,203,640
Consumer Finance — 0.2%
Synchrony Financial	37,330	$ 1,374,117
		$ 1,374,117

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.4%
Avery Dennison Corp.	6,757	$ 1,220,314
Packaging Corp. of America	6,604	1,064,367
Sealed Air Corp.	14,789	949,602
		$ 3,234,283
Distributors — 0.1%
LKQ Corp.	25,800	$ 1,280,454
		$ 1,280,454
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	27,329	$ 8,822,621
		$ 8,822,621
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	60,289	$ 1,137,053
Verizon Communications, Inc.	48,400	2,240,920
		$ 3,377,973
Electric Utilities — 1.1%
Alliant Energy Corp.	22,045	$ 1,296,466
Duke Energy Corp.	13,255	1,460,171
Entergy Corp.	9,047	1,075,236
Evergy, Inc.	18,306	1,242,062
FirstEnergy Corp.	18,692	809,551
NextEra Energy, Inc.	37,711	2,678,235
Pinnacle West Capital Corp.	6,846	487,435
		$ 9,049,156
Electrical Equipment — 0.2%
Eaton Corp. PLC	13,064	$ 1,894,541
		$ 1,894,541
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	12,454	$ 1,554,010
		$ 1,554,010
Entertainment — 0.4%
Walt Disney Co. (The)(1)	28,196	$ 3,147,519
		$ 3,147,519
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	7,178	$ 1,307,544
American Tower Corp.	6,955	1,676,294
Duke Realty Corp.	27,342	1,496,975
Equity Residential	19,332	1,575,558
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.	8,065	$ 1,532,350
Healthpeak Properties, Inc.	37,730	1,237,921
Mid-America Apartment Communities, Inc.	7,713	1,516,993
Public Storage	4,722	1,754,223
		$ 12,097,858
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	7,499	$ 3,987,368
Kroger Co. (The)	23,840	1,286,406
Walmart, Inc.	20,333	3,110,746
		$ 8,384,520
Food Products — 0.4%
Campbell Soup Co.	17,201	$ 812,231
Conagra Brands, Inc.	38,429	1,342,325
Hormel Foods Corp.	8,799	460,980
McCormick & Co., Inc., Non Voting Shares	10,622	1,068,254
		$ 3,683,790
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	29,937	$ 3,397,849
Boston Scientific Corp.(1)	28,504	1,200,303
Cooper Cos., Inc. (The)	3,264	1,178,435
DENTSPLY SIRONA, Inc.	8,412	336,396
IDEXX Laboratories, Inc.(1)	3,127	1,346,111
Intuitive Surgical, Inc.(1)	7,767	1,858,643
Medtronic PLC	19,666	2,052,344
		$ 11,370,081
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	8,818	$ 1,334,075
Centene Corp.(1)	7,175	577,946
CVS Health Corp.	6,756	649,454
DaVita, Inc.(1)	11,097	1,202,582
Humana, Inc.	2,043	908,236
Quest Diagnostics, Inc.	9,991	1,337,196
UnitedHealth Group, Inc.	14,846	7,549,934
Universal Health Services, Inc., Class B	5,559	681,144
		$ 14,240,567
Hotels, Restaurants & Leisure — 0.8%
Expedia Group, Inc.(1)	9,522	$ 1,663,969
McDonald's Corp.	13,506	3,365,155
Royal Caribbean Cruises, Ltd.(1)	5,893	458,063

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	11,504	$ 858,659
Wynn Resorts, Ltd.(1)	6,188	436,130
		$ 6,781,976
Household Durables — 0.1%
Leggett & Platt, Inc.	2,890	$ 102,971
Lennar Corp., Class A	13,750	1,051,737
		$ 1,154,708
Household Products — 0.8%
Clorox Co. (The)	8,900	$ 1,276,883
Procter & Gamble Co. (The)	37,098	5,956,084
		$ 7,232,967
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	14,165	$ 2,741,069
		$ 2,741,069
Insurance — 0.9%
Arthur J. Gallagher & Co.	10,500	$ 1,769,145
Assurant, Inc.	7,034	1,279,344
Everest Re Group, Ltd.	3,189	876,050
Globe Life, Inc.	7,965	781,207
Progressive Corp. (The)	17,169	1,843,264
Unum Group	46,346	1,414,480
		$ 7,963,490
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A(1)	4,013	$ 9,158,429
Alphabet, Inc., Class C(1)	3,671	8,440,840
Meta Platforms, Inc., Class A(1)	34,268	6,869,706
		$ 24,468,975
Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	5,611	$ 13,946,870
eBay, Inc.	14,642	760,213
		$ 14,707,083
IT Services — 2.3%
Accenture PLC, Class A	11,620	$ 3,490,183
Global Payments, Inc.	11,740	1,608,145
Mastercard, Inc., Class A	14,968	5,439,072
PayPal Holdings, Inc.(1)	22,846	2,008,849
Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	28,964	$ 6,173,097
Western Union Co. (The)	46,251	775,167
		$ 19,494,513
Life Sciences Tools & Services — 1.1%
Danaher Corp.	12,212	$ 3,066,800
IQVIA Holdings, Inc.(1)	7,429	1,619,448
Thermo Fisher Scientific, Inc.	7,011	3,876,522
Waters Corp.(1)	3,612	1,094,508
		$ 9,657,278
Machinery — 0.5%
Flowserve Corp.	2,794	$ 91,392
PACCAR, Inc.	17,210	1,429,291
Stanley Black & Decker, Inc.	9,823	1,180,233
Westinghouse Air Brake Technologies Corp.	16,102	1,447,731
		$ 4,148,647
Media — 0.6%
Comcast Corp., Class A	79,690	$ 3,168,474
DISH Network Corp., Class A(1)	30,291	863,597
Paramount Global, Class B	40,540	1,180,525
		$ 5,212,596
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	57,939	$ 2,349,426
		$ 2,349,426
Multiline Retail — 0.2%
Kohl's Corp.	25,362	$ 1,467,953
		$ 1,467,953
Multi-Utilities — 0.2%
CMS Energy Corp.	12,383	$ 850,589
WEC Energy Group, Inc.	11,345	1,135,067
		$ 1,985,656
Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	42,707	$ 1,747,998
Chevron Corp.	16,019	2,509,697
Devon Energy Corp.	30,411	1,769,008
EOG Resources, Inc.	15,990	1,866,992
Exxon Mobil Corp.	53,967	4,600,687
HF Sinclair Corp.	33,485	1,273,100
Marathon Oil Corp.	54,447	1,356,819

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	23,516	$ 1,489,268
Phillips 66	9,470	821,617
		$ 17,435,186
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	22,871	$ 1,721,500
Eli Lilly & Co.	14,878	4,346,310
Johnson & Johnson	35,293	6,368,975
Merck & Co., Inc.	34,110	3,025,216
Pfizer, Inc.	83,187	4,081,986
		$ 19,543,987
Professional Services — 0.3%
Jacobs Engineering Group, Inc.	10,642	$ 1,474,449
Verisk Analytics, Inc.	6,685	1,364,074
		$ 2,838,523
Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	7,559	$ 1,291,455
Union Pacific Corp.	12,631	2,959,317
		$ 4,250,772
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	2,253	$ 192,677
Broadcom, Inc.	7,590	4,207,820
Intel Corp.	63,348	2,761,339
KLA Corp.	6,598	2,106,477
NVIDIA Corp.	38,490	7,138,740
Qorvo, Inc.(1)	6,896	784,627
QUALCOMM, Inc.	21,516	3,005,570
Teradyne, Inc.	7,623	803,922
Texas Instruments, Inc.	17,302	2,945,666
		$ 23,946,838
Software — 4.3%
Adobe, Inc.(1)	8,488	$ 3,360,824
Intuit, Inc.	5,533	2,316,944
Microsoft Corp.	96,273	26,717,683
Oracle Corp.	33,091	2,428,879
Salesforce, Inc.(1)	14,067	2,474,948
		$ 37,299,278
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	6,022	$ 1,202,172
Bath & Body Works, Inc.	20,278	1,072,503
Home Depot, Inc. (The)	15,864	4,765,546
Security	Shares	Value
Specialty Retail (continued)
Lowe's Cos., Inc.	8,371	$ 1,655,198
Ross Stores, Inc.	1,159	115,633
Victoria's Secret & Co.(1)	7,225	340,442
		$ 9,151,494
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	196,213	$ 30,932,980
Western Digital Corp.(1)	10,258	544,392
Xerox Holdings Corp.	4,728	82,267
		$ 31,559,639
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	19,446	$ 2,424,916
Ralph Lauren Corp., Class A	3,952	412,352
Under Armour, Inc., Class A(1)	22,675	348,288
Under Armour, Inc., Class C(1)	25,637	363,789
		$ 3,549,345
Tobacco — 0.3%
Philip Morris International, Inc.	29,745	$ 2,974,500
		$ 2,974,500
Trading Companies & Distributors — 0.2%
Fastenal Co.	18,678	$ 1,033,080
W.W. Grainger, Inc.	1,959	979,559
		$ 2,012,639
Water Utilities — 0.2%
American Water Works Co., Inc.	9,057	$ 1,395,503
		$ 1,395,503
Total Common Stocks (identified cost $242,195,206)		$428,462,093

Short-Term Investments — 49.8%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(2)	17,647,293	$ 17,647,293
Total Affiliated Fund (identified cost $17,647,293)		$ 17,647,293

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(3)	6,075,000	$ 6,075,000
Total Securities Lending Collateral (identified cost $6,075,000)		$ 6,075,000

U.S. Treasury Obligations — 47.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/14/22(4)	$19,054	$ 19,023,863
0.00%, 10/6/22(4)	46,000	45,765,786
0.00%, 12/1/22(4)(5)	46,500	46,114,321
0.00%, 12/29/22	4,000	3,960,717
0.00%, 1/26/23	34,000	33,588,726
0.00%, 2/23/23(4)	48,000	47,317,758
0.00%, 3/23/23(4)	52,000	51,156,936
U.S. Treasury Notes:
1.625%, 12/15/22	8,880	8,880,273
1.75%, 5/15/22	19,500	19,509,853
1.75%, 5/31/22	23,000	23,023,383
1.75%, 7/15/22	32,250	32,309,540
1.875%, 7/31/22(4)	32,250	32,320,950
2.00%, 11/30/22(4)	8,850	8,870,651
2.125%, 5/15/22	21,500	21,513,754
2.625%, 2/28/23	11,500	11,561,117
Total U.S. Treasury Obligations (identified cost $406,348,058)		$404,917,628
Total Short-Term Investments (identified cost $430,070,351)		$428,639,921
Total Investments — 99.6% (identified cost $672,265,557)		$857,102,014
Total Written Options — (0.9)% (premiums received $3,836,496)		$ (8,106,800)
Other Assets, Less Liabilities — 1.3%		$ 11,126,522
Net Assets — 100.0%		$860,121,736

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.
(4)	Security (or a portion thereof) has been pledged as collateral for written options.
(5)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $5,950,080 and the total market value of the collateral received by the Fund was $6,075,000, comprised of cash.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.0)%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$33,055,440	$4,355	5/4/22	$ (18,000)
S&P 500 Index	80	33,055,440	4,355	5/6/22	(45,200)
S&P 500 Index	80	33,055,440	4,390	5/11/22	(57,200)
S&P 500 Index	80	33,055,440	4,440	5/23/22	(82,400)
S&P 500 Index	80	33,055,440	4,420	5/27/22	(139,600)
Total					$(342,400)
(1)	Amount is less than (0.05)%.
Written Put Options (Exchange-Traded) — (0.9)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$33,055,440	$4,250	5/2/22	$ (952,400)
S&P 500 Index	80	33,055,440	4,085	5/2/22	(160,800)
S&P 500 Index	80	33,055,440	4,200	5/4/22	(768,000)
S&P 500 Index	80	33,055,440	4,055	5/4/22	(264,000)
S&P 500 Index	80	33,055,440	4,135	5/6/22	(607,200)
S&P 500 Index	80	33,055,440	4,070	5/6/22	(378,000)
S&P 500 Index	80	33,055,440	4,200	5/9/22	(922,400)
S&P 500 Index	80	33,055,440	3,995	5/11/22	(377,200)
S&P 500 Index	80	33,055,440	4,250	5/13/22	(974,800)
S&P 500 Index	80	33,055,440	4,250	5/18/22	(1,365,200)
S&P 500 Index	80	33,055,440	3,950	5/23/22	(508,800)
S&P 500 Index	80	33,055,440	3,910	5/27/22	(485,600)
Total					$(7,764,400)
At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $17,647,293, which represents 2.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,485,101	$162,515,083	$(210,000,559)	$375	$ —	$ —	$5,183	—
Liquidity Fund	—	39,337,615	(21,690,322)	—	—	17,647,293	1,246	17,647,293
Total				$375	$ —	$17,647,293	$6,429
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$428,462,093*	$ —	$ —	$428,462,093
Short-Term Investments:
Affiliated Fund	17,647,293	—	—	17,647,293
Securities Lending Collateral	6,075,000	—	—	6,075,000
U.S. Treasury Obligations	—	404,917,628	—	404,917,628
Total Investments	$452,184,386	$404,917,628	$ —	$857,102,014
Liability Description
Written Call Options	$ (342,400)	$ —	$ —	$ (342,400)
Written Put Options	(7,764,400)	—	—	(7,764,400)
Total	$ (8,106,800)	$ —	$ —	$ (8,106,800)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.